Talcott Resolution Life Insurance Company Separate Account Two
The Director Series VIII/VIIIR
(This product was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. Other marketing names include: The BB&T Director Series III/IIIR, AmSouth Variable Annuity Series III/IIIR, The Director Select Series III/IIIR, The Director Choice Series III/IIIR, The Huntington Director Series II/IIR, Fifth Third Director Series II/IIR, Wells Fargo Director Series II/IIR, First Horizon Director Series II/IIR, Director Preferred Series II/IIR, and Director Ultra Series I)
The Director Series VII/VIIR
(This product was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. Other marketing names include: The BB&T Director Series II/IIR, AmSouth Variable Annuity Series II/IIR, The Director Select Series II/IIR, The Director Choice Series II/IIR, The Huntington Director Series I/IR, The Director Solution Series I/IR, Director Preferred Series I/IR, Director Elite Series I/IR, The Wachovia Director Series I/IR, Fifth Third Director Series I/IR, Director Classic Series I/IR, Wells Fargo Director Series I/IR, First Horizon Director Series I/IR and NatCity Director)
The Director Series VI
(This product was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. Other marketing names include: The BB&T Director Series I, AmSouth Variable Annuity Series I, The Director Select Series I and The Director Choice Series I)
The Director Series II/III/IV/V
Talcott Resolution Life Insurance Company Separate Account Three
The Director M
(The product was previously sold under various marketing names depending on which distribution partner sold the contract and/or when the product was sold. Other marketing names include: First Horizon Director M, Director M Platinum, AmSouth Variable Annuity M, The Director M Select, The Huntington Director M, Fifth Third Director M, Wells Fargo Director M, Classic Director M, and Director M Ultra)
Talcott Resolution Life Insurance Company Separate Account Seven
Personal Retirement Manager Series III
(This product was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. Other marketing names include: Huntington Personal Retirement Manager Series III)
Leaders Series I/IIR/III
(This product was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. Other marketing names include: Leaders / Chase Series I/II, Classic Leaders, Leaders Select Series I, Huntington Leaders Series I and Select Leaders Series V)
Leaders Outlook Series II/IIR/III
(This product was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. Other marketing names include: Nations Outlook Variable Annuity Series II/IIR/III, Huntington Leaders Outlook Series II/IIR/III, Classic Leaders Outlook Series II/IIR/III, Leaders Select Outlook and Select Leaders Outlook Series III)
Talcott Resolution Life Insurance Company Separate Account Ten
Putnam Capital Manager Series V
Putnam Capital Manager Series I/II/III/IV

Supplement dated July 9, 2025 to the Statement of Additional Information dated May 1, 2025

The second paragraph under “Talcott Resolution Life Insurance Company” in the section entitled “General Information and History” is deleted and replaced with the following:

Talcott Resolution Life Insurance Company is a direct, wholly owned subsidiary of Talcott Resolution Life, Inc., a Delaware corporation, and an indirect subsidiary of Talcott Holdings, L.P., a Delaware limited partnership. Our ultimate parent is Talcott Financial Group Investments, LLC. ("TFGI"), a Bermuda exempted limited liability company. We are ultimately controlled by A. Michael Muscolino and Alan Waxman.

This supplement should be retained for future reference
HV-8161